SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movements of product warranty reserve:
Accrued warranty at the beginning of the period	$ 32,278	$ 24,048
Additions	8,089	5,244
Utilization	(8,279)	(6,034)
Foreign currency translation adjustment	1,351	1,315
Accrued warranty at the end of the period	33,439	24,573
Current portion	5,030	4,207
Non-current portion	$ 28,409	$ 20,366